Boston Advisors Broad Allocation Strategy Fund (Second Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund
BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND
Investment Objective
The Broad Allocation Strategy Fund (the "Fund") seeks positive total returns through most market conditions by investing in a wide range of asset classes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Boston Advisors Broad Allocation Strategy Fund Institutional
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Boston Advisors Broad Allocation Strategy Fund Institutional
Management Fees		0.80%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses		2.49%
Acquired Fund Fees and Expenses		0.43%
Total Annual Fund Operating Expenses	[1][2]	3.72%
Fee Waiver and/or Expenses Reimbursement	[2]	(2.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.42%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Boston Advisors, LLC ("Boston Advisors" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Advisors Broad Allocation Strategy Fund Institutional	145	925	1,726	3,819

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
56.15% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund seeks to achieve positive returns over a full market cycle with a focus on protection from downside risk. Starting with a global, multi-asset class target benchmark, the Fund's strategy reflects a flexible approach to asset allocation allowing the Adviser to vary the Fund's risk exposures to various asset classes in a manner designed to take advantage of changing market conditions. The Fund invests mainly in the shares of exchange-traded funds ("ETFs"). The Fund also may invest in other unaffiliated mutual funds
(together with ETFs, "Underlying Funds") and make direct investments in other securities and investments not issued by ETFs or mutual funds.

The Fund will tend to be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Adviser, in which risk analysis forms an integral part of the investment process. Asset classes include traditional asset classes, such as equities and fixed income, and also non-traditional asset classes, such as commodities, global real estate, currencies and other asset classes. Allocations to each asset class are determined by the portfolio management team and are based on the Adviser's proprietary quantitative approach and qualitative analysis of market conditions. Under certain conditions, for example during periods of high market volatility, the portfolio may be more heavily weighted in specific asset classes that are expected to reduce the Fund's exposure to market volatility or take advantage of opportunities presented by such volatility.

The Fund intends to invest in Underlying Funds providing exposure to equity and fixed income securities of both U.S. and non-U.S. corporate and governmental issuers. The Underlying Funds in which the Fund may invest include those providing exposure to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging market issuers; and fixed income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed income securities and money market instruments.

Under normal market conditions, the Fund will invest in Underlying Funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the U.S. The Fund expects its foreign investments to be allocated among Underlying Funds that are diversified among various regions;
countries, including the U.S.; industries; and capitalization ranges. The Fund may invest in Underlying Funds that invest in equity and debt of issuers in both developed and emerging markets.

The Adviser determines the tactical asset allocation of the Fund using its proprietary bottom-up, quantitative approach that incorporates various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. The Adviser monitors the Fund daily to ensure it is invested pursuant to the Adviser's current asset allocation framework. The Adviser reviews the asset allocation framework and recommended allocations periodically to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit on the number of Underlying Funds in which the Fund may invest. The
Fund is not required to maintain any minimum or maximum investment in any asset class, and the Fund may at times invest more than 25% of its assets in one
Underlying Fund or asset class.

Additionally, the Fund may at times employ an overlay strategy to gain exposure to various market sectors, hedge long positions or otherwise take advantage of market conditions. This overlay strategy is designed to assist in reducing overall portfolio risk by hedging against the risk associated with certain asset classes or providing exposure to asset classes or investments that are expected to provide a negative correlation to other Fund investments. The overlay strategy may at various times include the use of short sales and investments in a variety of derivative instruments such as futures, options and swap contracts.

The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.

o Underlying Fund Risk. The risk that the Fund's investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds. The
Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the
Underlying Funds in direct proportion to the allocation of its assets among the
Underlying Funds. Shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in an Underlying Fund is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation, any other government agency, or the Adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds. In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its NAV; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the underlying ETF shares;
(4) failure of the ETF shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.
Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

o Asset Allocation Risk. The risk that the selection by a manager of the
Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives. The Fund's investment in any one Underlying Fund or asset class may exceed 25% of the Fund's total assets, which may cause it to be subject to greater risk than a more diversified fund.

o Commodity-Related Securities Risk. The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments.

o Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

o Currency Risk. The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

o Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security)
later than expected. This may happen during a period of rising interest rates.
Under these circumstances, the value of the obligation will decrease and the
Fund will suffer from the inability to invest in higher yielding securities.

o Derivatives Risk. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions;
and risks that the transactions may not be liquid. The risks associated with futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

o Emerging Markets Risk. The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Expenses Risk. The risk that the Fund's expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

o Foreign Securities Risk. The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o High-Yield Risk. The risk that the Fund's non-investment grade fixed income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and NAV. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

o Interest Rate/Maturity Risk. The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

o Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk. The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Portfolio Turnover Risk. The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

o Prepayment (or Call) Risk. The risk that prepayment of the underlying mortgage or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

o Real Estate Securities Risk. The risk that investments in real estate investment trusts ("REITs") and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

o Short Sale Risk. Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

o Small Cap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

o Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.